Other Operating Expenses (Income) (Details) - USD ($) $ in Thousands		12 Months Ended
	May 27, 2020	Dec. 31, 2020	Dec. 31, 2019
Other operating expenses (income) by nature
Employees and directors benefit expenses		$ 3,079	$ 0
Professional fees		1,736	2,357
Rent, insurance and office expenses		337	49
Investors relations and promotional expenses		154	0
Public company expenses		116	0
Other expenses		28	42
Change in fair value of gold prepay loan		(5,454)	(4,290)
Listing expenses	$ 23,492	23,492	0
Total other operating expenses (income)		23,488	(1,842)
(a) Employee benefit expenses comprise the following:
Salaries and wages		337	0
Share-based compensation		2,742	0
Total employees and directors benefit expenses		$ 3,079	$ 0